COMMITMENTS AND CONTINGENCIES (Details) (USD $)	1 Months Ended
	Jun. 30, 2013	Jul. 31, 2009	Nov. 30, 2011 Bonus Claimed [Member]	Nov. 30, 2011 Unpaid Consulting Fees and Travel Expense Allowances Claimed [Member]
Loss Contingencies [Line Items]
Compensation bonus shares due under the consulting agreement		150,000
Value of the compensation bonus shares due under the consulting agreement		$ 150,000
Monthly consulting payments		5,000
Travel allowance		250
Amount of claim filed against the company		210,900	60,900	150,000
Default judgment amount	$ 284,449